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                                     [LETTERHEAD]


                                   February 6, 1998


Securities and Exchange Commission
450 Fifth Street N.W.                             ELECTRONICALLY FILED VIA EDGAR
Washington, D.C. 20549


     Re:  Fortis Money Portfolios, Inc.
          File No. 2-65182 and 811-02943

Dear Sir or Madam:

          Pursuant to Rule 497(j), Fortis Money Portfolios, Inc. certifies that:

          (1) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #24); and

          (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                                  Very truly yours,


                                                  /s/Bethany S. Brand
                                                  Bethany S. Brand

cc:  Scott Plummer